12. FINANCIAL INSTRUMENTS (Details Narrative) (USD $)	Sep. 30, 2013	Dec. 31, 2012
FinancialInstrumentsDetailsNarrativeAbstract
Cash and cash equivalents	$ 48,657,339	$ 4,255,508